Deferred income tax assets and liabilities (Narrative) (Detail) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income tax assets and liabilities [line items]
Deferred tax liabilities	¥ 3,137,791,000	¥ 3,866,159,000
Temporary differences relating to interest in equity method investees [member]
Disclosure of deferred income tax assets and liabilities [line items]
Taxable temporary differences	4,040,000,000	3,080,000,000
Deferred tax liabilities	0	¥ 0
Temporary differences relating to the undistributed profit of a wholly-owned foreign subsidiary [member]
Disclosure of deferred income tax assets and liabilities [line items]
Taxable temporary differences	2,220,000,000
Deferred tax liabilities	¥ 0